Financial risk management - Capital risk management (Details) £ in Millions, $ in Billions	12 Months Ended
	Mar. 31, 2026 GBP (£) operator	Mar. 31, 2025 GBP (£)	Mar. 31, 2026 USD ($) operator
Disclosure of credit risk exposure [line items]
FFO/adjusted net debt	13.00%	13.70%
Retained cash flow/adjusted net debt	9.30%	9.80%
Gearing ratio	61.00%	61.00%
Interest cover ratio	4.0	3.8
Number of distribution network | operator	4		4
Debt covenants, borrowings excluding cash and short term investments	£ 70,000
Debt covenants, borrowings excluding cash and short term investments, headroom	25,000
Debt covenants, carrying value of the bonds under covenant restriction	2,889	£ 3,005
Non-US Subsidiaries
Disclosure of credit risk exposure [line items]
Debt covenants, total debt	45,000
US Subsidiaries
Disclosure of credit risk exposure [line items]
Debt covenants, total debt | $			$ 45
US And Non-US subsidiaries
Disclosure of credit risk exposure [line items]
Debt covenants, total debt, headroom	£ 12,000
National Grid Electricity Distribution
Disclosure of credit risk exposure [line items]
Debt covenants, impacted companies	30.00%		30.00%
National Grid Electricity Distribution | Maximum
Disclosure of credit risk exposure [line items]
Net debt to RAV gearing covenants	0.85		0.85